Derivative Financial Instruments - Summary of Maturities of Notional Amount of Derivatives (Detail) € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						€ 2,097						€ 0
Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	$ 1,890						$ 3,490
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥		¥ 6,500						¥ 9,750
Notional amount, Liabilities | ¥		6,500						¥ 3,250
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$					R$ 2,480						R$ 4,193
Notional amount, Liabilities | R$					4,021						R$ 1,762
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €						0						915
Notional amount, Liabilities | €						815
Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			£ 640						£ 640
Forwards US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	2,080						240
Notional amount, Liabilities	1,175						3,494
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €						374
Notional amount, Liabilities				$ 0								374
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	150						150
Notional amount, Liabilities	800						$ 800
Swaps Pound Sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £			100						1,010
Notional amount, Liabilities | £			1,460						£ 550
Forwards US Dollar - Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	8
Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						200						€ 200
Forwards Mexican Peso - US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				35,419
Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities						495				$ 0
Swaps Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						750
2022 | Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$					2,480
Notional amount, Liabilities | R$					R$ 4,021
2022 | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						765
2022 | Forwards US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	2,080
Notional amount, Liabilities	1,175
2022 | Forwards US Dollar - Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	8
2022 | Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						200
2023 | Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	0
2023 | Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €						374
2023 | Forwards Mexican Peso - US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset				$ 35,419
2023 | Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						320
2023 | Swaps Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities	750
2024 | Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						50
2024 | Call option
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						2,097
2024 | Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						€ 175
2026 Thereafter | Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	1,890
2026 Thereafter | Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥		6,500
Notional amount, Liabilities | ¥		¥ 6,500
2026 Thereafter | Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £			640
2026 Thereafter | Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	150
Notional amount, Liabilities	$ 800
2026 Thereafter | Swaps Pound Sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £			100
Notional amount, Liabilities | £			£ 1,460